Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 536,584	$ 521,433	$ 1,664,594	$ 1,530,932	$ 2,091,291	$ 2,033,200	$ 1,992,166
Operating expenses:
Purchased transportation costs	365,678	358,480	1,146,713	1,033,197	1,430,378	1,364,055	1,310,396
Personnel and related benefits	78,118	73,263	229,843	223,345	296,925	286,134	263,254
Other operating expenses	93,995	100,123	291,206	291,711	393,731	374,979	323,955
Depreciation and amortization	9,614	9,319	27,803	27,834	37,747	38,145	31,626
Operations restructuring costs	0	0	4,655	0
Gain from sale of Unitrans	0	(35,440)	0	(35,440)	(35,440)
Impairment charges	0	4,402	0	4,402	4,402	373,661	0
Acquisition transaction expenses							564
Total operating expenses	547,405	510,147	1,700,220	1,545,049	2,127,743	2,436,974	1,929,795
Operating (loss) income	(10,821)	11,286	(35,626)	(14,117)	(36,452)	(403,774)	62,371
Interest expense
Interest expense-preferred stock	32,847	8,683	71,571	33,723	49,704
Interest expense-debt	2,951	1,819	8,002	11,659	14,345	22,827	19,439
Total interest expense	35,798	10,502	79,573	45,382	64,049	22,827	19,439
Loss from debt extinguishment	0	6,049	0	15,876	15,876	0	0
(Loss) income before income taxes	(46,619)	(5,265)	(115,199)	(75,375)	(116,377)	(426,601)	42,932
(Benefit from) provision for income taxes	(5,058)	4,788	(8,040)	(7,516)	(25,191)	(66,281)	17,312
Net (loss) income	$ (41,561)	$ (10,053)	$ (107,159)	$ (67,859)	$ (91,186)	$ (360,320)	$ 25,620
(Loss) earnings per share:
Basic (in dollars per share)	$ (1.08)	$ (0.26)	$ (2.78)	$ (1.77)	$ (2.37)	$ (9.40)	$ 0.67
Diluted (in dollars per share)	$ (1.08)	$ (0.26)	$ (2.78)	$ (1.77)	$ (2.37)	$ (9.40)	$ 0.65
Weighted average common stock outstanding:
Basic (in shares)	38,512	38,420	38,490	38,399	38,405	38,318	38,179
Diluted (in shares)	38,512	38,420	38,490	38,399	38,405	38,318	39,180